Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2015
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Sep. 30, 2015
Prospectus Date	Sep. 30, 2015
SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus:
Trading Symbol	ENIAX
SIIT Long Duration Credit Fund | Class A
Prospectus:
Trading Symbol	SLDAX
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus:
Trading Symbol	SDLAX
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus:
Trading Symbol	SEIAX